Note 9 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Debt [Table Text Block]
December 31, 2018

Revolving credit facility	$177,246
3.84% Notes	150,000
Capital leases maturing at various dates through 2022	2,693
Other long-term debt maturing at various dates up to 2023	4,584
334,523
Less: current portion	3,915

Long-term debt - non-current	$330,608

Schedule of Maturities of Long-term Debt [Table Text Block]
2019	$3,914
2020	1,916
2021	30,584
2022	30,434
2023 and thereafter	267,675